Related Party Transactions - Interest Rate Swap Agreements - Additional Information (Detail) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2014 USD ($) Agreement	Jun. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Novation of derivative liabilities		$ 2,985
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Number of interest rate swap agreements | Agreement	2
Novation of derivative liabilities	$ 2,985